Schedule of Details Supporting Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income available for common stockholders	$ 1,147	$ 1,231	$ 1,222
Weighted-average outstanding shares of common stock used to compute basic earnings per common share	154,187	157,503	161,484
Shares used to compute diluted earnings per common share	155,874	159,151	163,457
Basic earnings per common share (in dollars per share)	$ 7.44	$ 7.81	$ 7.56
Diluted earnings per common share (in dollars per share)	$ 7.36	$ 7.73	$ 7.47
Number of antidilutive stock options and restricted stock awards excluded from computation	320	704	754
Employee stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options and restricted stock	230	322	576
Restricted stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of employee stock options and restricted stock	1,457	1,326	1,397